Contingent consideration liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Contingent Consideration [Abstract]
Contingent consideration liabilities

33. Contingent consideration liabilities
The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi-ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m	Other £m	Total £m
At 1 January 2022	5,559	–	479	38	6,076
Remeasurement through income statement	1,431	17	231	(34)	1,645
Exchange movement through reserves	–	2	–	–	2
Initial recognition from business combinations	–	482	–	–	482
Cash payments: operating cash flows	(1,031)	–	(27)	–	(1,058)
Cash payments: investing activities	(69)	–	(10)	–	(79)
At 31 December 2022	5,890	501	673	4	7,068
Remeasurement through income statement	934	44	(210)	–	768
Exchange movement through reserves	–	(29)	–	–	(29)
Cash payments: operating cash flows	(1,106)	–	(28)	–	(1,134)
Cash payments: investing activities	–	–	(11)	–	(11)
At 31 December 2023	5,718	516	424	4	6,662
Initial recognition from business combinations	–	–	–	104	104
Remeasurement through income statement	1,533	(22)	215	36	1,762
Exchange movement through reserves	–	8	–	(2)	6
Cash payments: operating cash flows	(1,190)	–	(45)	–	(1,235)
Cash payments: investing activities	–	–	(19)	–	(19)
At 31 December 2024	6,061	502	575	142	7,280
Contingent consideration payable of £96 million was recognised at acquisition for the purchase of 100% of the equity of Aiolos
Bio, Inc. Further information on the acquisition is provided in Note 41, ‘Acquisitions and disposals’.
Of the contingent consideration payable at 31 December 2024, £1,172 million (2023: £1,053 million) is expected to be paid within one year.
The considerations payable for the acquisition of the Shionogi-ViiV Healthcare joint venture, Affinivax and the Novartis Vaccines business are expected to be paid over a number of years. As a result, the total estimated liabilities are discounted to their present values, shown above. The Shionogi-ViiV Healthcare contingent consideration liability is discounted at 8% (2023: 8%), the Affinivax contingent consideration liability is discounted at 9.0% (2023: 8.5%) and the Novartis Vaccines contingent consideration liability is discounted at 8.0% (2023: 7.5%) for commercialised products and at 9.0% (2023: 8.5%) for pipeline assets.
The Shionogi-ViiV Healthcare and Novartis Vaccines contingent consideration liabilities are calculated principally based on the forecast sales performance of specified products over the lives of those products.
The Affinivax contingent consideration is based upon two potential milestone payments, each of $0.6 billion (£0.5 billion) which will be paid if certain paediatric clinical development milestones are achieved.
33. Contingent consideration liabilities continued
The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the largest contingent consideration liabilities.

		2024		2023
Increase/(decrease) in financial liability and loss/(gain) in income statement	Shionogi-ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m	Shionogi-ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m
10% increase in sales forecasts*	573	N/A	83	539	n/a	63
15% increase in sales forecasts*	857	N/A	125	807	n/a	94
10% decrease in sales forecasts*	(572)	N/A	(83)	(539)	n/a	(62)
15% decrease in sales forecasts*	(856)	N/A	(125)	(808)	n/a	(92)
1% increase in discount rate	(180)	N/A	(38)	(174)	(12)	(26)
1.5% increase in discount rate	(267)	(20)	(55)	(256)	(18)	(38)
1% decrease in discount rate	194	14	43	184	13	30
1.5% decrease in discount rate	298	21	67	281	19	47
10 cent appreciation of US Dollar	431	43	14	386	44	11
15 cent appreciation of US Dollar	677	68	22	604	69	17
10 cent depreciation of US Dollar	(368)	(37)	(12)	(330)	(38)	(8)
15 cent depreciation of US Dollar	(533)	(54)	(17)	(478)	(54)	(12)
10 cent appreciation of Euro	77	N/A	22	91	n/a	19
15 cent appreciation of Euro	123	N/A	35	144	n/a	30
10 cent depreciation of Euro	(65)	N/A	(19)	(79)	n/a	(16)
15 cent depreciation of Euro	(95)	N/A	(27)	(113)	n/a	(22)
10% increase in probability of milestone success	N/A	N/A	22	n/a	75	21
10% decrease in probability of milestone success	N/A	(73)	(11)	n/a	(75)	(10)
*The sales forecast is for ViiV Healthcare sales only in respect of the Shionogi-ViiV Healthcare contingent consideration.